Transactions with related parties (Details) - USD ($)		12 Months Ended
	Mar. 27, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Transactions with related parties
Gross written premiums		$ 1,750,800,000	$ 1,902,700,000	$ 1,821,000,000.0
Receivables due from affiliates		27,900,000	16,100,000
Payables due to affiliates		900,000	900,000
Payments for legal settlements		2,600,000
Insurance and MGU affiliates, or their subsidiaries
Transactions with related parties
Gross written premiums		$ 123,700,000	$ 88,600,000	$ 67,900,000
Holder's Of Series B Preference Shares | Expense Reimbursement
Transactions with related parties
Amounts of transaction	$ 250,000
Holder's Of Series B Preference Shares | Expense Reimbursement Requiring Written Consent
Transactions with related parties
Amounts of transaction	1,000,000
Holder's Of Series B Preference Shares | Other Professional Fees Reimbursement
Transactions with related parties
Amounts of transaction	$ 500,000